SCHEDULE OF STOCK OPTIONS ASSUMPTIONS (Details)															12 Months Ended
	Oct. 28, 2025 $ / shares	Oct. 07, 2025 $ / shares	Oct. 07, 2025 $ / shares	Jul. 17, 2025 $ / shares	Jul. 17, 2025 $ / shares	May 22, 2025 $ / shares	May 22, 2025 $ / shares	Sep. 25, 2024	May 10, 2024 $ / shares	May 10, 2024 $ / shares	May 03, 2024 $ / shares	May 03, 2024 $ / shares	Jan. 24, 2024 $ / shares	Jan. 24, 2024 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price																$ 2.12	$ 4.11
Weighted average risk-free interest rate		3.71%	3.71%	3.10%	3.10%	2.96%	2.96%	3.67%					3.50%	3.50%	3.55%	2.93%	3.54%
Weighted average dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%				0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average volatility		91.875%	91.875%	88.65%	88.65%	88.65%	88.65%				83.00%	83.00%	78.35%	78.35%		88.05%	75.66%
Weighted average estimated life																10 years	10 years
Weighted average share price | (per share)	$ 7.25	$ 5.50	$ 7.67	$ 5.00	$ 6.80	$ 5.00	$ 6.92		$ 2.12	$ 2.90	$ 2.24	$ 3.069	$ 0.90	$ 1.22		$ 2.12	$ 4.11
Weighted average fair value																$ 2.01	$ 3.42
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price															$ 1.09
Weighted average risk-free interest rate																2.99%	2.88%
Weighted average volatility															93.70%	85.75%	82.17%
Share price on the various grant dates																$ 1.79	$ 4.05
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price															$ 7.03
Weighted average risk-free interest rate																3.55%	3.48%
Weighted average volatility															105.78%	86.97%	82.45%
Share price on the various grant dates																$ 5.20	$ 4.63
Option pricing model [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price															$ 5.13	$ 1.29
Weighted average risk-free interest rate															3.02%	3.47%
Weighted average dividend yield															0.00%	0.00%
Weighted average volatility															87.12%	83.70%
Weighted average estimated life															10 years	6 years 4 months 24 days
Weighted average share price															$ 5.13	$ 1.29
Share price on the various grant dates																1.29
Weighted average fair value															3.83	$ 0.96
Option pricing model [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price on the various grant dates															3.83
Option pricing model [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Share price on the various grant dates															$ 6.60